Other Current Financial Assets - Summary of Other Current Financial Assets (Parenthetical) (Details) - USD ($)	Dec. 31, 2023	Feb. 09, 2023	Dec. 31, 2022
Disclosure of information of other current financial assets [line items]
Outstanding borrowing receivable	$ 386,241		$ 639,491
Outstanding balance	(386,241)		0
Ownership of assets	4,163,001	$ 4,091,557	319,790
Outstanding balance	(4,091,557)	$ 4,091,557	$ 0
Dongmin Kim
Disclosure of information of other current financial assets [line items]
Outstanding borrowing receivable	386,241
Outstanding balance	$ 386,241